SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Apr. 30, 2023	Apr. 30, 2022
Operating Loss Carryforwards [Line Items]
Income tax provision (benefit) based on book income (loss) at Israeli statutory rate			$ (10,983,000)	$ (10,259,000)
Share-based compensation and shares for services
Debt discount amortization			860,000	1,841,000
Related party accruals			226,000	150,000
Stock options			(145,000)	6,815,000
Interest expense			79,000	5,000
Depreciation			(18,000)	21,000
Inventory reserve			26,000	55,000
Interest deferral			(5,000)	13,000
Acquisition costs			260,000	1,268,000
Accrued legal			(76,000)	76,000
Loss on sale of capital assets			8,713,000
Accrued payroll
Change in fair value of derivatives			481,000	(1,298,000)
Other			40,000	(29,000)
Valuation allowance			542,000	1,342,000
Total income tax provision
Total income tax provision
Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Income tax provision (benefit) based on book income (loss) at Israeli statutory rate			(54,000)	(56,000)
Valuation allowance			54,000	56,000
Total income tax provision
Total income tax provision